Fair Value Disclosures (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair value measurements
Cash and cash equivalents	$ 235,630	$ 121,157
Short-term investments	199,546	96,011
Level 1
Fair value measurements
Cash and cash equivalents	235,630	121,157
Short-term investments	$ 199,546	$ 96,011